Financial instruments - Suppliers Past Due on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Suppliers past due on payments	$ 3,093	$ 5,009
Goods
Financial instruments [Line Items]
Suppliers past due on payments	1,350	2,880
Services
Financial instruments [Line Items]
Suppliers past due on payments	1,665	1,939
Others
Financial instruments [Line Items]
Suppliers past due on payments	78	190
Up to 30 Days
Financial instruments [Line Items]
Suppliers past due on payments	2,431	2,978
Up to 30 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	864	1,294
Up to 30 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	1,557	1,548
Up to 30 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	10	136
31 – 60 days
Financial instruments [Line Items]
Suppliers past due on payments	224	336
31 – 60 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	158	135
31 – 60 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	57	174
31 – 60 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	9	27
61 – 90 Days
Financial instruments [Line Items]
Suppliers past due on payments	101	84
61 – 90 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	77	64
61 – 90 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	24	20
61 – 90 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
91 – 120 days
Financial instruments [Line Items]
Suppliers past due on payments	74	25
91 – 120 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	66	24
91 – 120 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	8	1
91 – 120 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
121 – 365 days
Financial instruments [Line Items]
Suppliers past due on payments	263	1,586
121 – 365 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	185	1,363
121 – 365 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	19	196
121 – 365 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	59	27
366 and more days
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Others
Financial instruments [Line Items]
Suppliers past due on payments	$ 0	$ 0